Investment property	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Investment property	Investment property
The following table provides a breakdown for investment property:

(Euro thousands)
Historical cost at December 31, 2019	58,184
Exchange differences	(4,917)
Balance at December 31, 2020	53,267
Additions	—
Exchange differences	4,445
Disposition	(57,712)
Balance at December 31, 2021	—
Accumulated depreciation at December 31, 2019	(3,022)
Depreciation	(802)
Exchange differences	311
Balance at December 31, 2020	(3,513)
Depreciation	(264)
Exchange differences	(305)
Disposition	4,082
Balance at December 31, 2021	—
Carrying amount at:
December 31, 2019	55,162
December 31, 2020	49,754
December 31, 2021	—
As a result of the Disposition, the Group’s investment property was disposed of in 2021 through the demerger to its existing shareholders of (i) the Group’s real estate assets, consisting of the Company’s former subsidiary EZ Real Estate, which directly and indirectly holds substantially all of Zegna’s real estate assets, as well as certain properties owned by Lanificio. For further details please refer to Note 1 - General information.